Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Supplemental Balance Sheet Information Related to Leases
The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31, 2020	As of December 31, 2021
	RMB	RMB
Operating lease right-of-use assets	267,352	247,819
Operating lease liabilities	264,869	264,069

Summary of Lease Cost	For the years ended December 31, 2020 and 2021, total lease cost comprised of the following:

	For the Year Ended December 31,
	2020	2021
	RMB	RMB
Operating lease cost	8,293	46,102
Short term lease cost	622	385

Total lease cost	8,915	46,487

Summary of Operating Lease Liabilities
The following table presents the maturity of the Group’s operating lease liabilities as of December 31, 2021:

As of December 31, 2021
RMB
2022	28,261
2023	26,639
2024	34,196
2025	35,268
2026	37,400
Thereafter	173,102

Total operating lease payments (undiscounted)	334,866
Less: Imputed interest	(70,797)

Total operating lease liabilities (discounted)	264,069

Summary of Supplemental Cash Flow Information Related to the Operating Leases
Supplemental cash flow information related to the operating leases was as follow (in thousands):

	For the Year Ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in operating lease liabilities	11,383	27,360